Account Receivables	6 Months Ended	12 Months Ended
	Dec. 31, 2017	Jun. 30, 2017
Receivables [Abstract]
Account Receivables

7. ACCOUNT RECEIVABLES

Account Receivables consisted of the following at December 31, 2017 and June 30, 2017:

	December 31, 2017	June 30, 2017
Account Receivables	$40,668	$31,450
Total Account Receivables	$40,668	$31,450

6. ACCOUNT RECEIVABLES Account Receivables consisted of the following at June 30, 2017 and June 30, 2016:
	2017	2016
Account Receivable	$31,450	$35,045
Total Account Receivables	$31,450	$35,045